Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 0.5%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(1)(2)	32,029,863	$ 8,968,361
		$ 8,968,361
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 11,657,646
		$ 11,657,646
Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(2)(3)	36	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(1)(2)(3)	3,232	$ 85,239
Endo, Inc.(3)	214,788	6,157,263
		$ 6,242,502
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Total Common Stocks (identified cost $11,918,741)		$ 26,868,509

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(4)	$21,292	$ 18,232,340
		$ 18,232,340
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)	$17,388	$ 16,060,503
		$ 16,060,503
Total Convertible Bonds (identified cost $34,472,360)		$ 34,292,843

Corporate Bonds — 83.3%
Security	Principal Amount* (000's omitted)		Value
Aerospace — 3.2%
Bombardier, Inc.:
7.00%, 6/1/32(4)		6,625	$ 6,782,122
7.25%, 7/1/31(4)		7,960	8,204,459
7.875%, 4/15/27(4)		3,677	3,684,872
8.75%, 11/15/30(4)		10,235	11,104,345
BWX Technologies, Inc.:
4.125%, 6/30/28(4)		8,345	7,947,176
4.125%, 4/15/29(4)		7,093	6,694,352
Moog, Inc., 4.25%, 12/15/27(4)		10,223	9,795,233
Rolls-Royce PLC:
3.625%, 10/14/25(4)		200	195,435
5.75%, 10/15/27(4)		32,331	32,738,856
Science Applications International Corp., 4.875%, 4/1/28(4)		15,585	15,075,035
TransDigm, Inc.:
4.625%, 1/15/29		11,770	11,141,985
5.50%, 11/15/27		18,419	18,201,605
6.375%, 3/1/29(4)		6,185	6,307,776
6.625%, 3/1/32(4)		9,885	10,122,998
6.75%, 8/15/28(4)		15,849	16,173,461
			$ 164,169,710
Air Transportation — 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)		22,901	$ 18,265,169
			$ 18,265,169
Automotive & Auto Parts — 2.1%
Clarios Global LP, 6.75%, 5/15/25(4)		3,642	$ 3,648,333
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	23,968	25,932,168
8.50%, 5/15/27(4)		15,107	15,248,114
Ford Motor Co., 4.75%, 1/15/43		17,531	14,356,606
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		4,218	3,873,732
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		13,448	12,705,063
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		20,740	17,829,738
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		15,954	16,662,402
Wheel Pros, Inc., 6.50%, 5/15/29(4)		8,996	314,860
			$ 110,571,016
Broadcasting — 0.6%
Playtika Holding Corp., 4.25%, 3/15/29(4)		14,461	$ 12,864,679

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting (continued)
Townsquare Media, Inc., 6.875%, 2/1/26(4)		10,647	$ 10,498,348
Univision Communications, Inc., 7.375%, 6/30/30(4)		7,364	7,097,182
			$ 30,460,209
Building Materials — 2.6%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		24,447	$ 21,866,893
5.00%, 3/1/30(4)		7,586	7,264,647
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		19,683	16,867,085
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		6,425	6,017,637
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		25,290	25,079,076
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	2,250	2,321,908
3.375%, 1/15/31(4)		14,117	12,091,568
4.375%, 7/15/30(4)		19,589	17,859,773
4.75%, 1/15/28(4)		5,000	4,795,504
6.50%, 8/15/32(4)(6)		6,540	6,560,072
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)		12,233	12,764,756
			$ 133,488,919
Cable & Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		10,257	$ 8,735,100
4.50%, 8/15/30(4)		43,401	38,032,156
4.75%, 3/1/30(4)		11,471	10,278,858
5.375%, 6/1/29(4)		4,414	4,130,310
6.375%, 9/1/29(4)		17,313	16,867,872
CSC Holdings LLC, 11.75%, 1/31/29(4)		5,269	4,766,413
DISH Network Corp., 11.75%, 11/15/27(4)		10,514	10,531,022
			$ 93,341,731
Capital Goods — 2.5%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(7)		12,905	$ 12,824,344
Calderys Financing LLC, 11.25%, 6/1/28(4)		21,763	23,302,451
Chart Industries, Inc., 9.50%, 1/1/31(4)		17,766	19,311,056
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)		16,477	14,456,765
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		16,515	16,845,684
ESAB Corp., 6.25%, 4/15/29(4)		10,457	10,617,881
Madison IAQ LLC, 5.875%, 6/30/29(4)		19,482	18,259,931
Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		13,623	$ 12,734,603
7.50%, 10/15/27(4)		1,955	1,973,416
			$ 130,326,131
Chemicals — 2.0%
Avient Corp., 7.125%, 8/1/30(4)		14,980	$ 15,398,584
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		18,708	18,424,069
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		16,823	15,490,744
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		23,701	25,215,944
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	13,094	13,285,294
2.625%, 2/1/29(4)	EUR	1,150	1,166,801
Valvoline, Inc., 3.625%, 6/15/31(4)		15,429	13,500,842
			$ 102,482,278
Consumer Products — 1.5%
Acushnet Co., 7.375%, 10/15/28(4)		10,589	$ 11,050,649
Edgewell Personal Care Co., 4.125%, 4/1/29(4)		12,520	11,660,230
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(5)	EUR	5,460	5,505,309
Masterbrand, Inc., 7.00%, 7/15/32(4)		20,921	21,509,015
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		2,478	2,077,948
Tempur Sealy International, Inc.:
3.875%, 10/15/31(4)		23,021	19,838,783
4.00%, 4/15/29(4)		5,505	5,033,473
			$ 76,675,407
Containers — 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	9,650	$ 8,609,535
4.00%, 9/1/29(4)		10,917	9,284,859
Berry Global, Inc., 5.625%, 7/15/27(4)		8,980	8,897,933
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		14,734	13,238,234
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,408,204
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,129,757
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		18,320	18,149,513
Trivium Packaging Finance BV:
5.50%, 8/15/26(4)		14,000	13,728,858

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Trivium Packaging Finance BV: (continued)
8.50%, 8/15/27(4)	7,640	$ 7,506,346
		$ 88,953,239
Diversified Financial Services — 3.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(4)	8,217	$ 8,397,397
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)	15,568	14,321,532
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)	12,373	13,039,880
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)	14,850	13,974,988
CI Financial Corp., 4.10%, 6/15/51	12,900	8,200,414
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	20,837	19,983,952
Hightower Holding LLC, 9.125%, 1/31/30(4)(6)	9,865	10,026,638
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(4)	17,912	16,970,578
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(4)	8,382	8,330,120
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(4)	4,420	4,539,534
6.50%, 3/26/31(4)	5,335	5,540,840
8.125%, 3/30/29(4)	14,478	15,331,145
MSCI, Inc., 3.875%, 2/15/31(4)	19,559	17,958,258
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)	5,000	4,727,712
3.625%, 3/1/29(4)	19,014	17,471,744
4.00%, 10/15/33(4)	1,960	1,687,747
Zegona Finance PLC, 8.625%, 7/15/29(4)	17,816	18,217,973
		$ 198,720,452
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	5,584	$ 4,988,127
6.125%, 12/1/28(4)	18,713	15,517,386
Cars.com, Inc., 6.375%, 11/1/28(4)	15,581	15,350,202
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(4)	19,245	17,016,286
7.875%, 4/1/30(4)	11,611	11,824,062
Match Group Holdings II LLC, 3.625%, 10/1/31(4)	17,018	14,690,455
Stagwell Global LLC, 5.625%, 8/15/29(4)	18,572	17,525,894
		$ 96,912,412
Energy — 8.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(4)	17,535	$ 17,504,818
Cheniere Energy Partners LP, 4.00%, 3/1/31	16,689	15,460,166
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Civitas Resources, Inc.:
8.625%, 11/1/30(4)	22,437	$ 24,248,407
8.75%, 7/1/31(4)	3,397	3,657,304
DT Midstream, Inc., 4.125%, 6/15/29(4)	12,661	11,846,639
Energy Transfer LP, 5.00%, 5/15/50	13,980	12,203,121
EQM Midstream Partners LP:
4.50%, 1/15/29(4)	13,348	12,800,649
4.75%, 1/15/31(4)	10,843	10,244,639
6.00%, 7/1/25(4)	2,269	2,270,234
6.50%, 7/1/27(4)	6,208	6,331,750
7.50%, 6/1/30(4)	9,265	10,004,959
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	7,467	7,629,530
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)	12,426	12,772,421
Kinetik Holdings LP, 5.875%, 6/15/30(4)	17,417	17,254,825
Matador Resources Co., 6.50%, 4/15/32(4)	13,490	13,567,428
Parkland Corp.:
4.50%, 10/1/29(4)	4,534	4,236,881
4.625%, 5/1/30(4)	15,192	14,136,578
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	17,088	16,999,231
6.25%, 2/1/33(4)(6)	9,070	9,149,576
7.00%, 1/15/32(4)	11,393	11,803,254
7.75%, 2/15/26(4)	11,543	11,695,737
Plains All American Pipeline LP, Series B, 9.694%, (3 mo. SOFR + 4.372%)(8)(10)	17,933	17,970,261
Precision Drilling Corp.:
6.875%, 1/15/29(4)	7,086	7,088,868
7.125%, 1/15/26(4)	3,194	3,211,481
SM Energy Co., 7.00%, 8/1/32(4)	10,325	10,443,380
Southwestern Energy Co., 4.75%, 2/1/32	15,141	14,158,585
Summit Midstream Holdings LLC, 8.625%, 10/31/29(4)	4,860	4,971,992
Sunoco LP, 7.25%, 5/1/32(4)	10,440	10,859,450
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	3,737	3,534,647
4.50%, 4/30/30	17,021	15,895,307
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	16,150	15,019,061
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	5,418	5,406,587
Transocean, Inc., 8.75%, 2/15/30(4)	5,174	5,438,290
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)	7,790	7,876,221
8.125%, 6/1/28(4)	10,305	10,738,451
8.375%, 6/1/31(4)	16,491	17,340,330

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global LNG, Inc.: (continued)
9.50%, 2/1/29(4)	14,964	$ 16,656,642
9.875%, 2/1/32(4)	14,233	15,808,758
Vital Energy, Inc.:
7.875%, 4/15/32(4)	6,961	7,084,836
9.75%, 10/15/30	9,546	10,440,995
Weatherford International Ltd., 8.625%, 4/30/30(4)	11,736	12,223,620
		$ 457,985,909
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(4)	15,025	$ 14,539,001
7.00%, 8/1/32(4)	9,785	9,964,769
		$ 24,503,770
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	4,075	$ 3,992,095
5.125%, 7/15/29(4)	4,445	4,306,468
6.375%, 2/1/31(4)	5,761	5,831,762
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	17,515	16,297,954
3.75%, 8/1/25(4)	7,155	7,079,878
4.75%, 6/15/29(4)	26,153	24,947,420
Reworld Holding Corp.:
4.875%, 12/1/29(4)	10,831	9,915,852
5.00%, 9/1/30	6,610	6,001,568
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	6,550	6,579,213
		$ 84,952,210
Food & Drug Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	16,135	$ 15,431,116
5.875%, 2/15/28(4)	7,375	7,320,735
7.50%, 3/15/26(4)	4,000	4,061,284
Ingles Markets, Inc., 4.00%, 6/15/31(4)	15,532	13,753,024
		$ 40,566,159
Food, Beverage & Tobacco — 3.1%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	14,672	$ 15,133,597
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	12,193	11,645,937
7.625%, 7/1/29(4)	19,012	19,728,927
Darling Ingredients, Inc., 6.00%, 6/15/30(4)	13,999	13,899,328
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Fiesta Purchaser, Inc., 7.875%, 3/1/31(4)		9,508	$ 9,924,774
Performance Food Group, Inc., 4.25%, 8/1/29(4)		24,007	22,253,899
Pilgrim's Pride Corp.:
3.50%, 3/1/32		20,222	17,544,838
6.875%, 5/15/34		7,000	7,574,029
Post Holdings, Inc., 6.25%, 2/15/32(4)		10,918	11,070,160
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)		18,589	18,030,398
U.S. Foods, Inc., 4.75%, 2/15/29(4)		16,081	15,415,930
			$ 162,221,817
Gaming — 2.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)		18,441	$ 19,203,305
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)		5,260	4,890,172
6.50%, 2/15/32(4)		9,740	9,874,622
7.00%, 2/15/30(4)		6,530	6,740,299
8.125%, 7/1/27(4)		23,616	24,137,541
Churchill Downs, Inc., 5.75%, 4/1/30(4)		15,610	15,315,046
International Game Technology PLC:
5.25%, 1/15/29(4)		10,610	10,411,641
6.25%, 1/15/27(4)		10,017	10,118,403
6.50%, 2/15/25(4)		3,777	3,782,665
Jacobs Entertainment, Inc., 6.75%, 2/15/29(4)		7,651	7,158,026
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		16,866	17,000,658
			$ 128,632,378
Healthcare — 7.5%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		5,639	$ 5,390,755
AMN Healthcare, Inc.:
4.00%, 4/15/29(4)		11,353	10,405,988
4.625%, 10/1/27(4)		1,420	1,365,475
athenahealth Group, Inc., 6.50%, 2/15/30(4)		23,123	21,824,975
Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	10,850	11,593,025
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(4)		4,465	4,605,939
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		8,306	8,764,252
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		13,653	13,865,741
HealthEquity, Inc., 4.50%, 10/1/29(4)		18,030	17,006,078
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		28,114	29,976,540
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	6,633	6,636,034
5.00%, 5/15/27(4)		10,124	9,947,460
6.50%, 5/15/30(4)		7,663	7,891,059

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Legacy LifePoint Health LLC, 4.375%, 2/15/27(4)	6,907	$ 6,682,103
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	24,350	22,082,406
9.875%, 8/15/30(4)	7,680	8,379,395
10.00%, 6/1/32(4)	3,530	3,750,737
Medline Borrower LP, 5.25%, 10/1/29(4)	41,364	40,011,190
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	17,921	16,221,462
3.875%, 5/15/32(4)	7,551	6,668,467
Option Care Health, Inc., 4.375%, 10/31/29(4)	19,183	17,935,491
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(4)	9,248	8,531,005
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	16,473	15,567,261
4.90%, 12/15/44	5,483	4,469,543
Prestige Brands, Inc., 3.75%, 4/1/31(4)	5,580	4,923,922
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	12,250	12,666,463
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,305	2,164,555
5.125%, 11/1/27	11,694	11,494,134
6.125%, 10/1/28	15,216	15,264,198
6.875%, 11/15/31	8,334	8,929,564
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	24,856	17,535,550
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	11,025	10,944,821
Varex Imaging Corp., 7.875%, 10/15/27(4)	6,165	6,262,382
		$ 389,757,970
Homebuilders & Real Estate — 3.7%
Artera Services LLC, 8.50%, 2/15/31(4)	14,585	$ 14,962,620
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	6,872	6,376,406
4.625%, 4/1/30(4)	8,073	7,377,118
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)	10,253	10,225,195
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	18,233	17,050,203
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	12,157	12,191,029
8.875%, 9/1/31(4)	8,465	9,111,836
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	20,067	21,321,228
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(4)	12,725	12,158,810
3.75%, 9/15/30(4)	12,698	11,156,662
M/I Homes, Inc., 4.95%, 2/1/28	10,706	10,460,153
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	5,375	$ 4,988,107
4.625%, 3/15/30(4)	14,693	13,512,776
7.375%, 2/15/31(4)	13,640	14,298,439
TopBuild Corp., 4.125%, 2/15/32(4)	16,235	14,639,716
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(4)	2,441	2,348,572
4.50%, 9/1/26(4)	6,735	6,618,071
5.75%, 2/1/27(4)	4,084	4,116,672
		$ 192,913,613
Hotels — 0.3%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(5)	3,700	$ 3,362,315
4.625%, 4/6/31(5)	3,800	3,331,843
8.45%, 7/27/30(4)	6,100	6,506,374
		$ 13,200,532
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(4)	30,923	$ 30,720,822
7.00%, 1/15/31(4)	7,333	7,469,826
GTCR AP Finance, Inc., 8.00%, 5/15/27(4)	11,039	11,084,194
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	14,593	15,665,469
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	10,480	10,760,183
		$ 75,700,494
Leisure — 3.6%
Boyne USA, Inc., 4.75%, 5/15/29(4)	13,085	$ 12,415,888
Carnival Corp., 6.00%, 5/1/29(4)	22,996	22,954,495
Life Time, Inc.:
5.75%, 1/15/26(4)	12,585	12,545,070
8.00%, 4/15/26(4)	8,977	9,103,998
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(4)	2,651	2,756,388
Lindblad Expeditions LLC, 6.75%, 2/15/27(4)	1,902	1,902,224
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	10,148	10,108,981
5.875%, 2/15/27(4)	5,378	5,342,397
7.75%, 2/15/29(4)	13,805	14,538,197
NCL Finance Ltd., 6.125%, 3/15/28(4)	13,824	13,847,183

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	5,565	$ 5,248,354
6.00%, 2/1/33(4)(6)	10,770	10,854,043
6.25%, 3/15/32(4)	7,980	8,142,960
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	13,899	13,393,870
Viking Cruises Ltd.:
5.875%, 9/15/27(4)	23,162	23,042,600
6.25%, 5/15/25(4)	8,680	8,695,216
7.00%, 2/15/29(4)	6,622	6,692,094
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	4,238	4,184,599
		$ 185,768,557
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	29,977	$ 33,533,877
Eldorado Gold Corp., 6.25%, 9/1/29(4)	13,023	12,677,343
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)	10,983	11,565,066
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	13,292,961
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	9,000	8,808,622
6.125%, 4/1/29(4)	5,478	5,481,572
New Gold, Inc., 7.50%, 7/15/27(4)	12,262	12,415,018
Novelis Corp.:
3.25%, 11/15/26(4)	6,885	6,557,821
4.75%, 1/30/30(4)	15,432	14,593,858
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	13,918	13,009,742
		$ 131,935,880
Paper — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(4)(11)	17,646	$ 7,852,470
Enviva, Inc., 8.00%, 12/16/24	35	42,090
		$ 7,894,560
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	4,355	$ 4,199,070
8.00%, 8/1/29(4)	18,085	17,646,033
		$ 21,845,103
Security	Principal Amount* (000's omitted)	Value
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	11,115	$ 11,390,352
		$ 11,390,352
Restaurant — 1.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	17,005	$ 16,001,248
4.00%, 10/15/30(4)	21,200	18,925,443
4.375%, 1/15/28(4)	7,702	7,331,557
5.75%, 4/15/25(4)	2,861	2,859,580
IRB Holding Corp., 7.00%, 6/15/25(4)	11,951	11,959,883
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)	16,506	17,839,906
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	11,326,946
		$ 86,244,563
Services — 6.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	16,268	$ 15,827,049
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	5,875	5,981,208
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)	243	243,560
9.75%, 7/15/27(4)	14,398	14,396,572
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	11,622	10,724,724
APi Group DE, Inc., 4.75%, 10/15/29(4)	14,613	13,916,984
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	18,353	17,776,987
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	14,276	13,502,305
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	7,421	7,714,189
Gartner, Inc.:
3.625%, 6/15/29(4)	4,186	3,898,032
4.50%, 7/1/28(4)	8,049	7,820,592
Imola Merger Corp., 4.75%, 5/15/29(4)	26,297	24,777,783
Korn Ferry, 4.625%, 12/15/27(4)	12,207	11,818,928
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	10,753	10,540,237
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	14,305	13,325,236
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	10,050	10,273,815
7.75%, 3/15/31(4)	3,737	3,934,142
Summer BC Bidco B LLC, 5.50%, 10/31/26(4)	14,099	13,866,149
VT Topco, Inc., 8.50%, 8/15/30(4)	20,852	22,083,853
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	24,413	24,049,508
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	8,008	8,121,593
6.625%, 3/15/32(4)	8,062	8,222,675

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
WESCO Distribution, Inc.: (continued)
7.25%, 6/15/28(4)	7,946	$ 8,148,833
White Cap Buyer LLC, 6.875%, 10/15/28(4)	11,235	11,131,190
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(4)(7)	8,474	8,500,015
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	19,112	20,139,385
		$ 310,735,544
Steel — 0.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25	9,369	$ 9,559,818
ATI, Inc., 5.875%, 12/1/27	2,447	2,428,800
TMS International Corp., 6.25%, 4/15/29(4)	11,257	10,461,087
		$ 22,449,705
Super Retail — 3.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	5,184	$ 4,850,396
4.75%, 3/1/30	8,395	7,897,174
5.00%, 2/15/32(4)	2,178	2,008,659
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,883	3,890,304
6.875%, 11/1/35	1,677	1,700,805
6.95%, 3/1/33	9,848	9,620,761
9.375%, 7/1/25(4)	1,599	1,649,418
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	16,270	17,048,943
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	13,455	14,204,201
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	10,459	9,756,572
6.375%, 1/15/30(4)	4,410	4,458,930
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	7,199	6,842,906
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	13,822	13,028,784
8.25%, 8/1/31(4)	2,443	2,563,630
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	6,549	5,953,949
4.375%, 1/15/31(4)	9,784	8,791,226
4.625%, 12/15/27(4)	3,872	3,728,612
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	26,552	25,327,958
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(4)	14,718	14,793,978
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(4)	10,291	9,679,035
7.75%, 2/15/29(4)	8,655	8,409,165
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	11,575	$ 10,591,552
4.875%, 11/15/31(4)	9,394	8,396,494
Velocity Vehicle Group LLC, 8.00%, 6/1/29(4)	3,215	3,314,151
		$ 198,507,603
Technology — 3.7%
Amentum Escrow Corp., 7.25%, 8/1/32(4)(6)	5,035	$ 5,148,580
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(4)	9,994	10,258,529
Ciena Corp., 4.00%, 1/31/30(4)	13,145	12,080,582
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	9,170	8,944,759
9.00%, 9/30/29(4)	25,676	25,548,421
Coherent Corp., 5.00%, 12/15/29(4)	11,145	10,640,947
Fair Isaac Corp., 4.00%, 6/15/28(4)	13,114	12,350,101
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	3,370	3,469,262
McAfee Corp., 7.375%, 2/15/30(4)	16,715	15,602,314
NCR Voyix Corp.:
5.125%, 4/15/29(4)	10,574	10,112,124
5.25%, 10/1/30(4)	4,173	3,918,340
ON Semiconductor Corp., 3.875%, 9/1/28(4)	14,229	13,303,725
Rocket Software, Inc., 9.00%, 11/28/28(4)	4,915	5,063,524
Seagate HDD Cayman:
4.091%, 6/1/29	3,423	3,224,372
9.625%, 12/1/32	7,137	8,177,866
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	15,394	13,610,013
6.625%, 7/15/32(4)	4,140	4,196,929
Viavi Solutions, Inc., 3.75%, 10/1/29(4)	7,126	6,185,402
VM Consolidated, Inc., 5.50%, 4/15/29(4)	18,612	18,044,996
		$ 189,880,786
Telecommunications — 2.1%
Altice Financing SA:
5.00%, 1/15/28(4)	8,109	$ 6,484,094
5.75%, 8/15/29(4)	5,199	3,951,924
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(4)	25,353	24,943,394
Iliad Holding SASU:
6.50%, 10/15/26(4)	6,527	6,546,976
7.00%, 10/15/28(4)	4,558	4,574,324
8.50%, 4/15/31(4)	6,945	7,240,176
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(4)	4,044	3,369,583

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Finance PLC, 5.00%, 7/15/30(4)		5,464	$ 4,612,063
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	7,258	8,530,408
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		11,193	10,495,547
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		9,502	8,170,391
7.75%, 4/15/32(4)		6,660	6,665,014
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)		8,386	7,415,050
Ziggo BV, 4.875%, 1/15/30(4)		5,296	4,827,693
			$ 107,826,637
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)		18,219	$ 16,415,532
			$ 16,415,532
Utility — 3.8%
Calpine Corp.:
4.50%, 2/15/28(4)		8,179	$ 7,840,163
5.00%, 2/1/31(4)		11,673	11,033,227
5.125%, 3/15/28(4)		11,510	11,154,842
5.25%, 6/1/26(4)		2,399	2,382,946
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		14,522	13,540,442
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)		8,263	7,524,172
NRG Energy, Inc.:
3.375%, 2/15/29(4)		6,548	5,897,330
3.625%, 2/15/31(4)		10,913	9,557,440
3.875%, 2/15/32(4)		8,645	7,557,165
5.25%, 6/15/29(4)		4,920	4,787,828
10.25% to 3/15/28(4)(8)(9)		15,265	16,925,045
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		10,699	10,103,089
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(4)		12,331	11,200,705
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)		5,000	4,650,148
5.00%, 1/31/28(4)		13,722	13,234,523
TransAlta Corp., 7.75%, 11/15/29		13,791	14,478,440
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)		9,360	8,838,976
5.00%, 7/31/27(4)		21,629	21,194,380
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(4)	12,900	$ 13,285,023
		$ 195,185,884
Total Corporate Bonds (identified cost $4,349,685,566)		$4,300,882,231

Exchange-Traded Funds — 1.2%
Security	Shares	Value
Fixed Income Funds — 1.2%
iShares Broad USD High Yield Corporate Bond ETF	1,747,167	$ 64,470,462
Total Exchange-Traded Funds (identified cost $63,743,222)		$ 64,470,462

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	898,591	$ 23,453,225
Total Preferred Stocks (identified cost $25,216,937)		$ 23,453,225

Senior Floating-Rate Loans — 9.1%(12)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 7.845%, (SOFR + 2.50%), 2/28/31	14,888	$ 14,942,301
		$ 14,942,301
Air Transportation — 0.2%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	11,061	$ 11,453,346
		$ 11,453,346
Automotive & Auto Parts — 0.8%
Clarios Global LP:
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30	12,380	$ 12,439,450

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Clarios Global LP: (continued)
Term Loan, 7/16/31(13)	EUR	27,305	$ 29,601,632
			$ 42,041,082
Broadcasting — 0.3%
ABG Intermediate Holdings 2 LLC:
Term Loan, 8.094%, (SOFR + 2.75%), 12/21/28		12,871	$ 12,935,794
Term Loan, 12/21/28(13)		2,862	2,874,521
			$ 15,810,315
Capital Goods — 0.2%
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		12,187	$ 12,211,000
			$ 12,211,000
Energy — 0.5%
Epic Y-Grade Services LP, Term Loan, 11.068%, (SOFR + 5.75%), 6/29/29		24,749	$ 24,803,151
			$ 24,803,151
Food, Beverage & Tobacco — 0.4%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		17,342	$ 17,415,661
			$ 17,415,661
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(1)(14)		10,950	$ 10,949,688
Spectacle Gary Holdings LLC, Term Loan, 9.735%, (SOFR + 4.25%), 12/11/28		14,961	14,951,482
			$ 25,901,170
Healthcare — 1.1%
Endo Luxembourg Finance Co. I SARL, Term Loan, 9.783%, (SOFR + 4.50%), 4/23/31		9,016	$ 9,048,872
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		20,179	20,237,032
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28		4,539	4,561,740
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28		12,970	11,219,208
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27(15)		14,218	13,364,626
			$ 58,431,478
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 0.7%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	34,460	$ 35,472,262
		$ 35,472,262
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 11.346%, (SOFR + 6.00%), 5/23/29	20,147	$ 20,184,776
		$ 20,184,776
Paper — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(16)	3,084	$ 3,148,625
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	1,234	1,495,918
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	1,851	2,243,878
		$ 6,888,421
Restaurant — 0.6%
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	29,516	$ 29,568,176
		$ 29,568,176
Services — 0.5%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	24,442	$ 24,564,054
		$ 24,564,054
Super Retail — 1.2%
Hanesbrands, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/19/26	12,966	$ 12,852,154
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28	10,596	10,640,846
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	14,309	13,257,701
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	23,356	23,192,170
		$ 59,942,871
Technology — 1.3%
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	6,872	$ 6,814,255
Cloud Software Group, Inc., Term Loan, 3/30/29(13)	6,881	6,891,032
Fortress Intermediate 3, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 6/27/31	37,145	37,214,647

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Technology (continued)
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK, 7/1/28	3,576	$ 2,261,860
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	17,225	15,550,653
		$ 68,732,447
Total Senior Floating-Rate Loans (identified cost $468,677,601)		$ 468,362,511

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(1)(3)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(3)	$12,070,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(1)(2)(3)	57,265	$ 11,198,699
		$ 11,198,699
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(3)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(3)	15,196,000	0
		$ 0
Services — 0.0%(17)
Hertz Corp., Escrow Certificates(3)(4)	$3,679,000	$ 358,703
		$ 358,703
Total Miscellaneous (identified cost $0)		$ 11,557,402

Short-Term Investments — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(18)	233,936,379	$ 233,936,379
Total Short-Term Investments (identified cost $233,936,379)		$ 233,936,379
Total Investments — 100.0% (identified cost $5,187,650,806)		$5,163,823,562
Less Unfunded Loan Commitments — (0.0)%(17)		$ (1,850,621)
Net Investments — 100.0% (identified cost $5,185,800,185)		$5,161,972,941
Other Assets, Less Liabilities — 0.0%(17)		$ 536,390
Net Assets — 100.0%		$5,162,509,331
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Restricted security.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $3,848,900,344 or 74.6% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $89,107,839 or 1.7% of the Fund's net assets.
(6)	When-issued security.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $1,889,175.
(17)	Amount is less than 0.05% or (0.05)%, as applicable.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,700,684	EUR	33,768,128	HSBC Bank USA, N.A.	10/31/24	$438	$ —
USD	38,881,440	EUR	35,779,935	HSBC Bank USA, N.A.	10/31/24	—	(5,300)
USD	8,435,872	GBP	6,558,510	State Street Bank and Trust Company	10/31/24	—	(972)
						$438	$(6,272)
Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Fund owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 8,968,361
Endo, Inc.	4/23/24	3,232	41,273	85,239
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Total Common Stocks			$1,621,524	$9,053,600
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 0	$11,198,699
Total Miscellaneous			$0	$11,198,699
Total Restricted Securities			$1,621,524	$20,252,299
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $233,936,379, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$161,394,075	$1,144,983,940	$(1,072,441,636)	$ —	$ —	$233,936,379	$9,055,552	233,936,379
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
July 31, 2024
Portfolio of Investments (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 11,657,646	$ 6,157,263	$ 9,053,600	$ 26,868,509
Convertible Bonds	—	34,292,843	—	34,292,843
Corporate Bonds	—	4,300,882,231	—	4,300,882,231
Exchange-Traded Funds	64,470,462	—	—	64,470,462
Preferred Stocks	23,453,225	—	—	23,453,225
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	455,562,202	10,949,688	466,511,890
Miscellaneous	—	358,703	11,198,699	11,557,402
Short-Term Investments	233,936,379	—	—	233,936,379
Total Investments	$333,517,712	$4,797,253,242	$31,201,987	$5,161,972,941
Forward Foreign Currency Exchange Contracts	$ —	$ 438	$ —	$ 438
Total	$333,517,712	$4,797,253,680	$31,201,987	$5,161,973,379
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,272)	$ —	$ (6,272)
Total	$ —	$ (6,272)	$ —	$ (6,272)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.